Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
General and administrative expenses	$ (9.6)	$ (7.8)	$ (18.8)	$ (19.5)
Affiliated entity | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	$ (0.1)	$ 0.0	$ (0.5)	$ (0.4)